EATON VANCE CURRENCY INCOME ADVANTAGE FUND

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL MACRO CAPITAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2016

The following replaces the second table under “Portfolio Managers” in “Investment Advisory and Administrative Services”:

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Currency Income Advantage Fund
John R. Baur	$1 - $10,000	$500,001 - $1,000,000
Michael A. Cirami	None	$500,001 - $1,000,000
Eric A. Stein	None	$100,001 - $500,000
Diversified Currency Income Fund
John R. Baur	None	$500,001 - $1,000,000
Michael A. Cirami	$50,001 - $100,000	$500,001 - $1,000,000
Emerging Markets Local Income Fund
John R. Baur	$1 - $10,000	$500,001 - $1,000,000
Michael A. Cirami	$50,001 - $100,000	$500,001 - $1,000,000
Global Macro Absolute Return Fund
John R. Baur	$50,001 - $100,000	$500,001 - $1,000,000
Michael A. Cirami	None	$500,001 - $1,000,000
Eric A. Stein	$10,001 - $50,000	$100,001 - $500,000
Global Macro Absolute Return Advantage Fund
John R. Baur	$1 - $10,000	$500,001 - $1,000,000
Michael A. Cirami	$100,001 - $500,000	$500,001 - $1,000,000
Eric A. Stein	$50,001 - $100,000	$100,001 - $500,000
Global Macro Capital Opportunities Fund
John R. Baur	None	$500,001 - $1,000,000
Michael A. Cirami	None	$500,001 - $1,000,000
Eric A. Stein	None	$100,001 - $500,000
Marshall L .Stocker	$50,001 - $100,000	$100,001 - $500,000
Short Duration Strategic Income Fund
Eric A. Stein	$50,001 - $100,000	$100,001 - $500,000
Andrew Szczurowski	$10,001 - $50,000	$100,001 - $500,000

May 20, 2016